(Loss) Earnings Per Share (Tables)	12 Months Ended
Aug. 31, 2025
(Loss) Earnings Per Share [Abstract]
Schedule of Basic And Diluted (Loss) Earnings Per Share

The following table sets forth the computation of the Group’s basic and diluted (loss) earnings per share

	For the years ended August 31,
	2025		2024		2023
	Class A Ordinary Shares	Class B Ordinary Shares	Class A Ordinary Shares	Class B Ordinary Shares	Class A Ordinary Shares	Class B Ordinary Shares
Numerator:
Allocation of net (loss) income between Class A and Class B Ordinary Shares	(829,445)	(1,599,988)	439,899	879,798	N/A	(1,085,777)
Denominator:
Weighted average number of ordinary shares – Basic and diluted*	6,220,888	12,000,000	6,000,000	12,000,000	—	12,000,000

(Loss) earnings per share – Basic and diluted*	(0.13)	(0.13)	0.07	0.07	N/A	(0.09)
*	Retroactively restated for effect of share recapitalization (Note 1)